Investment in Forum Energy Limited ("FEL") (Tables)	12 Months Ended
Dec. 31, 2024
Investment in Forum Energy Limited ("FEL")
Investment in Forum Energy Limited ("FEL")
	Number of shares held	Amount
Balance December 31, 2022	6,117,238	$1,835,111
Additions	2,089,400	626,820
Balance December 31, 2023	8,206,638	$2,461,931
Change in fair value	-	6,106,163
Balance December 31, 2024	8,206,638	$8,568,094